INVESTMENT MANAGEMENT

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, AZ  85258

April 4, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:          ING Series Fund, Inc. (on behalf of ING Corporate Leaders 100 Fund)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Series Fund, Inc. (“Registrant”).  This Form N-14 is being filed in connection with a reorganization in which ING Corporate Leaders 100 Fund, a series of the Registrant, will acquire all of the assets of ING Index Plus LargeCap Fund, a series of ING Series Fund, Inc., in exchange for shares of ING Corporate Leaders 100 Fund and the assumption by ING Corporate Leaders 100 Fund of the liabilities of ING Index Plus LargeCap Fund.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 480-477-2650.

Very truly yours,

/s/ Kristen Freeman

Kristen J. Freeman
Counsel
ING U.S. Legal Services

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